Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of revenue

Year ended December 31,	2021	2020
		Note 22
Revenue by source
Operations support services	$600,308	$486,926
Equipment and component sales	28,603	4,625
Construction services	25,232	6,917
	$654,143	$498,468

By commercial terms
Time-and-materials	$388,998	$262,429
Unit-price	253,840	225,186
Lump-sum	11,305	10,853
	$654,143	$498,468

Revenue recognition method
As-invoiced	$407,496	$335,927
Cost-to-cost percent complete	218,044	157,916
Point-in-time	28,603	4,625
	$654,143	$498,468

Schedule of Contract balances
Contract assets:

Year ended December 31,	2021	2020
		Note 22
Balance, beginning of year	$7,008	$19,094
Transferred to receivables from contract assets recognized at the beginning of the period	(7,008)	(19,094)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	8,838	5,805
Increases as a result of work completed, but not yet an unconditional right to consideration	921	1,203
Balance, end of year	$9,759	$7,008
Contract liabilities:

Year ended December 31,	2021	2020
		Note 22
Balance, beginning of year	$1,512	$23
Revenue recognized that was included in the contract liability balance at the beginning of the period	(899)	(23)
Increases due to cash received, excluding amounts recognized as revenue during the period	2,736	1,512
Balance, end of year	$3,349	$1,512
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2021	2020
Revenue recognized	$3,572	$1,403

Schedule remaining performance obligations

For the year ended December 31,
2022	$116,352
2023	10,500
2024	8,362
2025	6,226
$141,440

Schedule of contract costs
The following table summarizes contract costs included within other assets on the Consolidated Balance Sheets.

	December 31, 2021	December 31, 2020
Fulfillment costs	$2,673	$1,432
Reimbursable bid costs	—	537
	$2,673	$1,969